Operating expenses (Schedule of detailed information about components of professional, other fees and salaries) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 668,122	$ 391,406	$ 610,052
Professional fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	260,801	98,412	144,244
Consulting fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	83,181	40,977	67,664
Salaries and benefits [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 324,140	$ 252,017	$ 398,144